Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Summary of Investment Income	The following table summarizes net investment income for the twelve months ended December 31, 2024, 2023 and 2022:

	Twelve Months Ended
	December 31, 2024	December 31, 2023	December 31, 2022
	($ in millions)
Fixed income securities — Available for sale	$161.5	$115.7	$95.6
Fixed income securities — Trading	88.2	98.9	57.0
Short-term investments — Available for sale	4.5	5.3	0.6
Short-term investments — Trading	0.1	0.3	0.1
Fixed term deposits (included in cash and cash equivalents)	45.3	39.9	6.6
Catastrophe bonds — Trading	—	0.2	0.3
Privately-held investments — Available for sale	1.2	0.1	—
Privately-held investments — Trading	34.9	44.7	24.3
Other investments, at fair value (1)	(6.2)	(17.8)	13.9
Total	329.5	287.3	198.4
Investment expenses	(11.5)	(11.6)	(10.3)
Net investment income	$318.0	$275.7	$188.1
________________
(1)Other investments primarily represent the Company’s investments in investment funds. The amount reported represents the change in fair value of the investments in the period.
Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments
The following table summarizes the net realized and unrealized investment gains and losses recorded in the consolidated statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the twelve months ended December 31, 2024, 2023 and 2022:

	Twelve Months Ended
	December 31, 2024	December 31, 2023	December 31, 2022
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$2.4	$1.6	$2.9
Fixed income securities — gross realized (losses)	(60.6)	(41.5)	(58.4)
Short-term investments — gross realized gains	0.8	0.6	1.0
Short-term investments — gross realized (losses)	(2.0)	(0.9)	(0.5)
Net change in expected credit gains/(losses)	1.9	4.8	(5.0)
Trading:
Fixed income securities — gross realized gains	1.2	1.0	0.2
Fixed income securities — gross realized (losses)	(10.0)	(3.5)	(1.8)
Fixed income securities — net unrealized gains/(losses)	26.8	65.9	(113.9)
Short-term investments — gross realized gains	—	0.1	—
Short-term investments — gross realized (losses)	(0.3)	(0.3)	—
Privately-held investments — gross realized gains	0.8	0.8	0.7
Privately-held investments — gross realized (losses)	(28.8)	—	(0.1)
Privately-held investments — net unrealized gains/(losses)	18.6	(15.2)	(2.5)
Catastrophe bonds — net unrealized gains	—	0.1	0.2
Investments, equity method:
Gross unrealized (losses)/gains in MVI	(0.2)	0.2	—
Gross unrealized gains/(losses) in Multi-Line Reinsurer	0.1	0.8	(0.4)
Gross realized (losses) in Digital Re	(0.2)	—	—
Total net realized and unrealized investment (losses)/gains recorded in the consolidated statement of operations	$(49.5)	$14.5	$(177.6)

Change in available for sale net unrealized gains/(losses):
Available for sale investments	$34.1	$126.2	$(391.7)
Income tax (expense)/benefit	(4.7)	(20.6)	23.9
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$29.4	$105.6	$(367.8)

Cost or Amortized Cost, Unrealized and Realized Gains and Losses and Estimated Fair Value of Available for Sale Investments	The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of available for sale investments in fixed income securities, short-term investments and privately-held investments as at December 31, 2024 and December 31, 2023:

	As at December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,504.8	$1.5	$(25.7)	$—	$1,480.6
U.S. agency	7.5	—	(0.3)	—	7.2
Municipal	84.2	—	(1.9)	—	82.3
Corporate	2,045.3	8.5	(66.4)	(1.0)	1,986.4
Non-U.S. government-backed corporate	132.9	0.8	(2.4)	—	131.3
Non-U.S. government	248.2	1.0	(2.4)	—	246.8
Asset-backed	232.4	2.2	(0.1)	—	234.5
Agency commercial mortgage-backed	5.0	—	(0.6)	—	4.4
Agency residential mortgage-backed	600.8	—	(82.1)	—	518.7
Total fixed income securities, available for sale	4,861.1	14.0	(181.9)	(1.0)	4,692.2
Short-term investments, available for sale	261.9	—	—	—	261.9
Privately-held investments, available for sale
Asset-backed securities	24.0	0.2	—	—	24.2
Total investments, available for sale	$5,147.0	$14.2	$(181.9)	$(1.0)	$4,978.3

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,224.9	$4.4	$(26.7)	$—	$1,202.6
U.S. agency	7.5	—	(0.3)	—	7.2
Municipal	133.6	—	(5.0)	(0.5)	128.1
Corporate	2,051.1	12.1	(101.5)	(2.4)	1,959.3
Non-U.S. government-backed corporate	106.5	0.1	(5.9)	—	100.7
Non-U.S. government	279.9	0.6	(6.7)	—	273.8
Agency commercial mortgage-backed	6.6	—	(0.8)	—	5.8
Agency residential mortgage-backed	519.9	0.1	(74.9)	—	445.1
Total fixed income securities, available for sale	4,330.0	17.3	(221.8)	(2.9)	4,122.6
Short-term investments, available for sale	93.6	—	—	—	93.6
Privately-held investments, available for sale
Asset-backed securities	14.7	0.2	—	—	14.9
Total investments, available for sale	$4,438.3	$17.5	$(221.8)	$(2.9)	$4,231.1

Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities	The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, catastrophe bonds and privately-held investments as at December 31, 2024 and December 31, 2023:

	As at December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed income securities, trading
U.S. government	$262.9	$0.6	$(2.2)	$261.3
Municipal	1.6	—	—	1.6
Corporate	155.5	0.5	(4.9)	151.1
High yield loans	101.7	0.9	(0.2)	102.4
Non-U.S. government-backed corporate	2.8	—	—	2.8
Non-U.S. government	24.4	0.1	(0.1)	24.4
Asset-backed	624.6	4.1	(3.5)	625.2
Agency mortgage-backed	34.2	—	(3.1)	31.1
Total fixed income securities, trading	1,207.7	6.2	(14.0)	1,199.9
Short-term investments, trading	1.0	—	—	1.0
Catastrophe bonds, trading	1.0	—	—	1.0
Privately-held investments, trading
Commercial mortgage loans	80.9	0.5	(1.7)	79.7
Middle market loans and other private debt	61.6	0.1	(0.7)	61.0
Asset-backed securities	126.7	0.9	—	127.6
Global corporate securities	18.8	—	(0.3)	18.5
Total privately-held investments, trading	288.0	1.5	(2.7)	286.8
Total investments, trading	$1,497.7	$7.7	$(16.7)	$1,488.7

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed income securities, trading
U.S. government	$248.7	$0.5	$(3.7)	$245.5
Municipal	3.3	—	(0.2)	3.1
Corporate	178.8	0.7	(8.0)	171.5
High yield loans	90.8	1.3	—	92.1
Non-U.S. government-backed corporate	8.6	—	(0.3)	8.3
Non-U.S. government	35.8	0.1	(1.1)	34.8
Asset-backed	936.0	2.1	(29.9)	908.2
Agency mortgage-backed	25.0	—	(2.8)	22.2
Total fixed income securities, trading	1,527.0	4.7	(46.0)	1,485.7
Short-term investments, trading	2.1	—	—	2.1
Catastrophe bonds, trading	1.6	—	—	1.6
Privately-held investments, trading
Commercial mortgage loans	293.2	1.0	(19.3)	274.9
Middle market loans and other private debt	85.9	—	(1.1)	84.8
Asset-backed securities	83.1	0.4	(0.6)	82.9
Global corporate securities	14.7	—	(0.3)	14.4
Short-term investments	18.0	—	—	18.0
Total privately-held investments, trading	494.9	1.4	(21.3)	475.0
Total investments, trading	$2,025.6	$6.1	$(67.3)	$1,964.4

Equity Method Investments
The table below shows the Company’s investments in MVI, Multi-Line Reinsurer and Digital Re for the twelve months ended December 31, 2024 and 2023:

	MVI	Multi-Line Reinsurer	Digital Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2024	$1.0	$6.4	$0.2	$7.6
Unrealized (loss)/gain for the twelve months to December 31, 2024	(0.2)	0.1	—	(0.1)
Realized (loss) for the twelve months to December 31, 2024	—	—	(0.2)	(0.2)
Closing value of investment as at December 31, 2024	$0.8	$6.5	$—	$7.3

Opening undistributed value of investment as at January 1, 2023	$0.8	$5.2	$0.2	$6.2
Investment in the period	—	0.4	—	0.4
Unrealized gain for the twelve months to December 31, 2023	0.2	0.8	—	1.0
Closing value of investments at December 31, 2023	$1.0	$6.4	$0.2	$7.6

Summary of Fixed Maturities	The scheduled maturity distribution of the Company’s available for sale securities as at December 31, 2024 and December 31, 2023 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at December 31, 2024
	Amortized Cost or Cost	Fair Market Value
	($ in millions)
Due one year or less	$834.1	$831.2
Due after one year through five years	2,386.5	2,353.2
Due after five years through ten years	1,060.7	1,008.7
Due after ten years	3.5	3.4
	4,284.8	4,196.5
Agency commercial mortgage-backed	5.0	4.4
Agency residential mortgage-backed	600.8	518.7
Asset-backed	256.4	258.7
Total investments, available for sale	$5,147.0	$4,978.3

	At December 31, 2023
	Amortized Cost or Cost	Fair Market Value
	($ in millions)
Due one year or less	$512.0	$505.8
Due after one year through five years	2,889.0	2,818.9
Due after five years through ten years	495.1	440.3
Due after ten years	15.7	15.2
	3,911.8	3,780.2
Agency commercial mortgage-backed	6.6	5.8
Agency residential mortgage-backed	519.9	445.1
Total investments, available for sale	$4,438.3	$4,231.1

Aggregate Fair Value and Gross Unrealized Loss by Type of Security	The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at December 31, 2024 and December 31, 2023:

	December 31, 2024
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions, except number of securities)
Fixed income securities, available for sale
U.S. government	$718.1	$(11.6)	$397.8	$(14.1)	$1,115.9	$(25.7)	137
U.S. agency	—	—	7.2	(0.3)	7.2	(0.3)	1
Municipal	33.6	(0.7)	45.4	(1.2)	79.0	(1.9)	47
Corporate	570.3	(6.8)	663.9	(59.6)	1,234.2	(66.4)	692
Non-U.S. government-backed corporate	5.8	—	91.1	(2.4)	96.9	(2.4)	12
Non-U.S. government	118.8	(0.9)	43.7	(1.5)	162.5	(2.4)	41
Asset-backed	17.2	(0.1)	—	—	17.2	(0.1)	14
Agency commercial mortgage-backed	—	—	4.5	(0.6)	4.5	(0.6)	1
Agency residential mortgage-backed	161.2	(2.2)	351.3	(79.9)	512.5	(82.1)	225
Total fixed income securities, available for sale	$1,625.0	$(22.3)	$1,604.9	$(159.6)	$3,229.9	$(181.9)	1,170

	December 31, 2023
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions, except number of securities)
Fixed income securities, available for sale
U.S. government	$105.5	$(0.5)	$673.3	$(26.2)	$778.8	$(26.7)	74
U.S. agency	—	—	7.2	(0.3)	7.2	(0.3)	1
Municipal	11.1	(1.0)	117.0	(4.0)	128.1	(5.0)	54
Corporate	46.7	(0.4)	1,287.2	(101.1)	1,333.9	(101.5)	558
Non-U.S. government-backed corporate	0.2	—	95.5	(5.9)	95.7	(5.9)	12
Non-U.S. government	32.9	(0.2)	180.1	(6.5)	213.0	(6.7)	53
Agency commercial mortgage-backed	—	—	5.8	(0.8)	5.8	(0.8)	1
Agency residential mortgage-backed	0.1	—	435.9	(74.9)	436.0	(74.9)	197
Total fixed income securities, available for sale	$196.5	$(2.1)	$2,802.0	$(219.7)	$2,998.5	$(221.8)	950